Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Operating Activities:
Net earnings	$ 198.2	$ 226.3	$ 308.6
Less: net earnings attributable to non-controlling interests		2.0	1.7
Net earnings attributable to Stanley Black & Decker, Inc.	198.2	224.3	306.9
Adjustments to reconcile net earnings to cash provided by operating activities:
Depreciation and amortization	348.7	200.1	183.0
Inventory step-up amortization	173.5
Pre-tax loss (gain) on sale of businesses		1.6	(126.5)
Asset impairments	24.1	6.8	17.1
Stock-based compensation expense	85.1	20.7	13.9
Provision for doubtful accounts	12.3	14.0	17.6
Debt-fair value amortization	(37.9)
Other non-cash items	(0.1)	(9.4)	36.9
Changes in operating assets and liabilities:
Accounts receivable	22.5	130.5	129.1
Inventories	35.3	152.8	26.5
Accounts payable	77.3	(57.3)	(32.9)
Accrued expenses	52.9	(62.0)	12.7
Income taxes	(25.0)	16.2	(17.3)
Other current assets	18.7	(24.8)	(12.7)
Long-term receivables	(14.6)	(24.4)	(16.6)
Defined benefit liabilities	(276.9)	(17.4)	(22.9)
Other long-term liabilities	28.0	(6.7)	34.2
Other	17.2	(25.6)	(32.4)
Net cash provided by operating activities	739.3	539.4	516.6
Investing Activities:
Capital expenditures	(165.4)	(72.9)	(94.6)
Capitalized software	(20.1)	(20.5)	(46.2)
Proceeds from sales of assets	11.0	2.5	4.3
Business acquisitions	(550.3)	(24.3)	(575.0)
Proceeds from sales of businesses			204.6
Cash acquired from Black & Decker	949.4
Undesignated interest rate swap terminations	30.1
Proceeds from net investment hedge settlements	43.9		19.1
Payments on net investment hedge settlements	(29.0)
Other			23.2
Net cash provided by (used in) investing activities	269.6	(115.2)	(464.6)
Financing Activities:
Payments on long-term debt	(515.8)	(64.5)	(44.9)
Proceeds from debt issuance	1,013.2		249.7
Net repayments on short-term borrowings	(263.6)	(119.9)	(73.5)
Debt issuance costs	(3.4)		(1.5)
Interest rate swap terminations			16.2
Stock purchase contract fees	(7.7)	(15.2)	(11.1)
Purchase of common stock for treasury	(4.9)	(2.6)	(103.3)
Net premium paid for equity option	(50.3)	(9.2)
Termination of forward starting interest rate swap	(48.4)
Proceeds from issuance of common stock	396.1	61.2	19.2
Cash dividends on common stock	(201.6)	(103.6)	(99.0)
Other		4.8
Net cash provided by (used in) financing activities	313.6	(249.0)	(48.2)
Effect of exchange rate changes on cash	22.2	13.9	(32.6)
Increase (Decrease) in cash and cash equivalents	1,344.7	189.1	(28.8)
Cash and cash equivalents, beginning of year	400.7	211.6	240.4
Cash and cash equivalents, end of year	$ 1,745.4	$ 400.7	$ 211.6